Long-Term Debt (Schedule Of Long-Term Debt Maturity) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt [Abstract]
2018		$ 550
2019		525
2020		126
2022		1,200
Thereafter		3,750
Unamortized discount and debt issuance costs	$ (40)	(34)	$ (36)
Total		$ 6,117